Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Customer and Vendor Concentrations

For the three and nine months ended September 30, 2021 and 2020, customer and vendor concentrations in excess of 10% consolidated sales and purchases are as follows:

		For the Three Months		For the Nine Months
		Ended September, 30		Ended September, 30
		2021	2020	2021	2020
Customer:
	Customer A	11%	23%	12%	29%
	Customer B	-	13%	10%	14%
Vendor:
	Vendor A	N/A	N/A	N/A	23%

As of September 30, 2021 the following customers and vendors represented more than 10% of accounts receivable and accounts payable balances:

		Accounts	Accounts
		Receivable	Payable
Customer:
	Customer A	15%
	Customer B	13%
	Customer C	11%
	Customer D	11%
Vendor:
	Vendor A		15%

	Sales	Purchases	Accounts Receivable	Accounts Payable
Customer A	26%		24%
Customer B	13%
Customer C			40%
Vendor A				12%
Vendor B				11%
Vendor C		17%

For the year ending December 31, 2019, customer and vendor concentrations in excess of 10% consolidated sales and purchases are as follows:

	Sales	Purchases
Customer A	12%
Customer B	21%
Customer C	13%
Vendor C		40%
Vendor D		11%
Vendor E		11%

Summary of Net Sales Disaggregated by Channel

The following table shows the net sales of the Company disaggregated by channel for the three and nine months ended September 30, 2021 and 2020 (in thousands):

	For the Three Months		For the Nine Months
	ended September 30,		ended September 30,
(In thousands)	2021	2020	2021	2020
e-Commerce	$2,791	$1,860	$8,593	$4,315
Wholesale	5,355	1,795	9,935	5,103
Private label	916	773	4,720	3,595
Ending balance	$9,062	$4,428	$23,248	$13,013

The following table shows the net sales of the Company disaggregated by channel for the years ended December 31, 2020 and 2019 (in thousands).

	2020	2019
E-commerce	$7,147	$1,610
Wholesale	$6,598	$7,229
Private Label	$3,257	$1,931
Net Sales	$17,002	$10,770

Schedule of Purchase Price Consideration

Purchase consideration:
Cash	$1,511,900
Seller note payable	3,245,843
Assumption of liabilities	882,438
Relief of liabilities	227,163
Total purchase consideration	$5,867,344
Assets:
Accounts receivable	$348,853
Inventory	$356,672
Other assets	$176,313
Property, plant, and equipment	$22,672
Intangible asset (brand name)	$4,962,834
Total assets acquired	5,867,344
Assumption of liabilities	(882,438)
Net assets aquired	$4,984,906